Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial reporting and Securities and Exchange Commission (“SEC”) regulations. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.
Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The Company consolidates entities in which it holds a controlling financial interest. For voting interest entities, the Company is considered to hold a controlling financial interest when it is able to exercise control over the investees’ operating and financial decisions.

At December 31, 2020 and 2019, the Company does not have interests in any entities that would be considered variable interest entities.

All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassification	Certain prior period balances have been reclassified to conform to the current period presentation in the unaudited condensed consolidated financial statements and the accompanying notes.
Use of Estimates in Condensed Consolidated Financial Statements

In preparing the condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Although these estimates are based on the Company’s knowledge of current events and actions the Company may undertake in the future, actual results could differ from those estimates and assumptions. Significant items subject to such estimates and assumptions include the valuation of inventory, stock-based compensation, and private warrants.

The Company’s results can also be affected by economic, political, legislative, regulatory, legal actions, and the global volatility and general market disruption resulting from the global COVID-19 pandemic. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, environmental, regulatory or administrative actions, claims, or proceedings.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on the Company’s knowledge of current events and actions the Company may undertake in the future, actual results could differ from those estimates and assumptions. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, the valuation of instruments issued for financing and stock-based compensation, lease accounting and income taxes.

The Company utilizes estimates and assumptions in determining the fair value of its common stock and other equity instruments. The fair value was determined using valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. The Company granted stock options at exercise prices not less than the fair value of its common stock, as determined by the Board contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was determined to have been higher in connection with retrospective fair value assessments for financial reporting purposes. The exercise prices of the stock option awards affected by the retrospective fair value assessment were not modified. The Company’s retrospective fair value assessment estimated the fair value of the Company’s common stock based on a number of objective and subjective factors, including external market conditions affecting the Company’s industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company’s common stock at the time, and the likelihood of achieving a Deemed Liquidity Event, as defined, such as a public offering or sale of the Company. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock and other equity instruments at each valuation date.

The Company’s results can also be affected by economic, political, legislative, regulatory, legal actions, and the impact from the global outbreak of the novel coronavirus disease (“COVID-19”). Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, environmental, regulatory or administrative actions, claims, or proceedings.

Cash and Cash Equivalents

The Company considers all highly liquid, short-term investments with an original maturity date of three months or less to be cash equivalents.

The Company deposits its cash and cash equivalents in a commercial bank. From time to time, cash balances in these accounts exceed the Federal Deposit Insurance Corporation insured limits. The Company mitigates exposure to credit risk by placing cash and cash equivalents with highly rated financial institutions. To date, the Company has not experienced any losses in such accounts, and believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid, short-term investments with an original maturity date of three months or less to be cash equivalents.

The Company deposits its cash and cash equivalents in a commercial bank. From time to time, cash balances in these accounts exceed the Federal Deposit Insurance Corporation insured limits. The Company mitigates exposure to credit risk by placing cash and cash equivalents with highly rated financial institutions. To date, the Company has not experienced any losses in such accounts, and believes it is not exposed to any significant credit risk on its cash and cash equivalents. At December 31, 2020, cash and cash equivalents includes $5,646 of cash restricted for future minimum lease payments and operating and maintenance costs associated with the Company’s lease with a related party (see Note 8(a)). The Company had no restricted cash balances at December 31, 2019.

Restricted Cash	Restricted cash represents collateral for a promissory note with JPMorgan Chase Bank, N.A. (the “JPM Note”) which requires 105% of the aggregate borrowings to be held as collateral.
Convertible Preferred Stock

Prior to the Business Combination, the Company recorded shares of redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company applied the guidance in Accounting Standards Codification (“ASC”) 480-10-S99-3A, Accounting for Redeemable Equity Instruments, and therefore classified all of its outstanding redeemable convertible preferred stock as temporary equity. The redeemable convertible preferred stock was recorded outside of stockholders’ equity because, in the event of certain deemed liquidation events considered not solely within the Company’s control, such as a merger, acquisition and sale of all or substantially all of the Company’s assets, the preferred stock would become redeemable at the option of the holders. In the event of a change of control of the Company, proceeds received from the sale of such shares would be distributed in accordance with the liquidation preferences set forth in the Company’s Amended and Restated Certificate of Incorporation then in effect.

All convertible preferred stock previously classified as temporary equity was retroactively adjusted and reclassified to permanent equity as a result of the Business Combination. As a result of the Business Combination, each share of redeemable convertible preferred stock that was then issued and outstanding was automatically converted into Legacy AppHarvest Common Stock, such that each converted share of preferred stock was no longer outstanding and ceased to exist. Each share of Legacy AppHarvest common stock, including the Legacy AppHarvest common stock issued upon conversion of Legacy AppHarvest preferred stock, was converted into and exchanged for 2.1504 (the “Exchange Ratio”) shares of the Company’s common stock (the “Common Stock”). The Exchange Ratio was established pursuant to the terms of the Business Combination Agreement.

During the three and nine months ended September 30, 2020, Legacy AppHarvest issued shares of Legacy AppHarvest Series B and Series C redeemable convertible preferred stock to new and existing investors for net proceeds of $28,069, and $32,949, respectively.

Warrants

The Public Warrants were determined to be equity classified in accordance with U.S. GAAP.

The Private Warrants are identical to the Public Warrants except that the Private Warrants and the shares of Common Stock issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As a result of the provisions in the warrant agreement that provide for differences in the mechanics of a cashless exercise dependent upon the characteristics of the warrant holder, and because the holder of a warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provisions preclude the Private Warrant from being classified in equity. Accordingly, the Private Warrants are classified as a liability and remeasured at fair value at each reporting date. Changes in fair value of the Private Warrants are recognized in the Company’s condensed consolidated statement of operations and comprehensive loss. The fair value of the Private Warrants is estimated at each measurement date using a Black-Scholes option pricing model. See Note 5 - Fair Value Measurements for inputs used in calculating the estimated fair value.

Derivative Financial Instruments

Derivative financial instruments are used to manage foreign currency, exchange, and interest rate risks. The financial instruments used by the Company are straight-forward, non-leveraged instruments. The counterparties to these financial instruments are financial institutions with strong credit ratings. The Company maintains control over the size of positions entered into with any one counterparty and regularly monitors the credit ratings of these institutions. For all transactions designated as hedges, the hedging relationships are formally documented at the inception and on an ongoing basis in offsetting changes in cash flows of the hedged transaction.

The Company records derivative financial instruments on the condensed consolidated balance sheets as either an asset or liability measured at its fair value. Changes in a derivative's fair value (i.e. unrealized gains or losses) are recorded each period in earnings unless the derivative qualifies as a hedging instrument. Gains and losses related to a hedge are either recognized in income immediately to offset the gain or loss on the hedged item, or deferred and recorded in the stockholders’ equity section of the condensed consolidated balance sheets as a component of accumulated other comprehensive loss (“AOCL”) and subsequently recognized in the condensed consolidated statements of operations and comprehensive loss when the hedged item affects net income. The ineffective portion of the change in fair value of a hedge, if any, is recognized in net loss immediately. For derivative instruments that are not designated as hedges, the gain or loss related to the change in fair value is also recorded to net loss immediately.

Business Combinations

The Company allocates the purchase price of its acquisitions to the assets acquired and liabilities assumed based upon their respective fair values at the acquisition date. The Company utilizes management estimates and an independent third-party valuation firm to assist in determining these fair values. The excess of the acquisition price over the estimated fair value of the net assets acquired is recorded as goodwill. Goodwill is adjusted for any changes to acquisition date fair value amounts made within the measurement period. Acquisition-related transaction costs are recognized separately from the business combination and expensed as incurred.

Capitalization of Interest	The Company capitalizes interest on capital projects in accordance with ASC 835-20, Capitalization of Interest, which allows the capitalization of interest costs to get certain assets ready for their intended use. The Company capitalizes interest costs associated with major construction projects as part of the cost of the constructed assets. Capitalization of interest ceases when the project (or discernible portions of the project) is substantially complete. If substantially all of the construction activities of a project are suspended, capitalization of interest will cease until such activities are resumed.
Debt Issuance Costs

Debt issuance costs are amortized into interest expense over the terms of the related loan agreements using the effective interest method or other methods which approximate the effective interest method. Debt issuance costs related to debt instruments other than lines of credit are presented on the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability. Debt issuance costs associated with lines of credit are presented on the consolidated balance sheets as other current or non-current assets.

Goodwill and Other Acquired Intangible Assets

Goodwill and Other Acquired Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Intangible assets are stated at their historical cost and amortized on a straight-line basis over their expected useful lives. Through the acquisition of Root AI, Inc. (“Root AI”) on April 7, 2021 (“Root AI Acquisition”) the Company has acquired goodwill as well as certain technology and intellectual property for which the Company has determined the useful life to be ten years. Amortization expense related to the intangible assets was $259 and $470 for the three and nine months ended September 30, 2021. See Note 3 - Business Combinations for more information on the Root AI Acquisition.

The Company conducts annual impairment tests of goodwill on the first day of the fourth quarter and additional impairment reviews when events and circumstances indicate it is more likely than not that an impairment may have occurred. The Company assesses goodwill for impairment at the consolidated level, which represents its single reporting unit. If the fair value of the reporting unit is less than its carrying amount, the Company would record an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, but the loss recognized should not exceed the amount of goodwill allocated to the reporting unit.

The Company reviews intangibles held and used for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating the fair value and future benefits of its intangible assets, management performs an analysis of the anticipated undiscounted future net cash flow of the intangible assets over the remaining amortization period. The Company recognizes an impairment loss if the carrying value of the asset exceeds the expected future cash flows. There was no impairment during the nine months ended September 30, 2021.

New Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 is part of the FASB’s overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 removes certain exceptions to the general principles of ASC 740, Income Taxes, (“ASU 740”) in order to reduce the cost and complexity of its application in the areas of intraperiod tax allocation, deferred tax liabilities related to outside basis differences, year-to-date losses in interim periods and other areas within ASC 740. The Company adopted ASU 2019-12 on January 1, 2021 and the adoption of ASU 2019-12 did not have a material impact on the Company’s condensed consolidated financial statements.

No other new accounting pronouncement recently issued or newly effective had or is expected to have a material impact on the condensed consolidated financial statements.

Fair Value Measurements

The company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in determining their values, as defined below:

●	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.

Fair Value Measurements and Disclosures

Carrying values of cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses, other current liabilities, and notes payable approximate fair values because of their short-term nature. There were no material assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2020 and 2019.